35) Supplementary pension plans (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk Factors [Abstract]
Nominal discount rate	3.25% - 7.26% p.a.	6.45% - 7.45% p.a.
Nominal rate of future salary increases	3.25% p.a.	3.8% p.a.
Nominal growth rate of social security benefits and plans	3.25% p.a.	3.8% p.a.
Initial rate of growth of medical costs	7.38% - 8.41% p.a.	7.95% - 8.99% p.a.
Inflation rate	3.25% p.a.	3.8% p.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan